TCW FUNDS, INC.

TCW Core Fixed Income Fund

(Class I: TGCFX; Class N: TGFNX; Plan Class: TGCPX)

TCW Enhanced Commodity Strategy Fund

(Class I: TGGWX; Class N: TGABX)

TCW Global Bond Fund

(Class I: TGGBX; Class N: TGGFX)

TCW High Yield Bond Fund

(Class I: TGHYX; Class N: TGHNX)

TCW Short Term Bond Fund

(Class I: TGSMX)

TCW Total Return Bond Fund

(Class I: TGLMX; Class N: TGMNX; Plan Class: TGLSX)

TCW Conservative Allocation Fund

(Class I: TGPCX; Class N: TGPNX)

Supplement dated September 6, 2023 to the Prospectus and

the applicable Summary Prospectus

each dated March 1, 2023, as supplemented

For current and prospective investors in each fund specified below (each, a “Fund”):

TCW Core Fixed Income Fund

Effective September 6, 2023, Jerry Cudzil and Ruben Hovhannisyan will be added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	12 Years	Generalist Portfolio Manager

Laird Landmann (until December 31, 2023)	12 Years	Generalist Portfolio Manager

Bryan T. Whalen, CFA	9 Years	Generalist Portfolio Manager

Jerry Cudzil	Since September 2023	Generalist Portfolio Manager

Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

TCW Enhanced Commodity Strategy Fund

Effective September 6, 2023, Jamie L. Patton will be added as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Bret R. Barker	11 Years (Since inception)	Managing Director

Ruben Hovhannisyan, CFA	1 Year (Since December 2021)	Generalist Portfolio Manager

Stephen M. Kane, CFA	11 Years (Since inception)	Generalist Portfolio Manager

Bryan T. Whalen, CFA	1 Year (Since December 2021)	Generalist Portfolio Manager

Jamie L. Patton	Since September 2023	Managing Director

TCW Global Bond Fund

Effective September 6, 2023, Marcela Meirelles will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	11 Years (Since inception)	Generalist Portfolio Manager

Bryan T. Whalen, CFA	3 Years	Generalist Portfolio Manager

TCW High Yield Bond Fund

Effective September 6, 2023, Brian Gelfand will be added as a portfolio manager for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Jerry Cudzil	3 Years	Generalist Portfolio Manager

Stephen M. Kane, CFA	4 Years	Generalist Portfolio Manager

Laird Landmann (until December 31, 2023)	12 Years	Generalist Portfolio Manager

Steven J. Purdy	3 Year	Managing Director

Brian Gelfand	Since September 2023	Managing Director

TCW Short Term Bond Fund

Effective September 6, 2023, Jerry Cudzil and Ruben Hovhannisyan will be added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	12 Years	Generalist Portfolio Manager

Laird Landmann (until December 31, 2023)	12 Years	Generalist Portfolio Manager

Bryan T. Whalen, CFA	9 Years	Generalist Portfolio Manager

Jerry Cudzil	Since September 2023	Generalist Portfolio Manager

Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

TCW Total Return Bond Fund

Effective October 2, 2023, Peter Van Gelderen will be added as a portfolio manager for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Elizabeth (Liza) Crawford	2 Years (Since September 2020)	Managing Director

Mitch Flack	13 Years	Managing Director

Laird Landmann (until December 31, 2023)	1 Year (Since December 2021)	Generalist Portfolio Manager

Bryan T. Whalen, CFA	1 Year (Since December 2021)	Generalist Portfolio Manager

Peter Van Gelderen	Since October 2023	Managing Director

TCW Conservative Allocation Fund

Effective September 6, 2023, Ruben Hovhannisyan will be added as a portfolio manager for the Fund, and Stephen M. Kane will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Adam T. Coppersmith, CFA	13 Years	Managing Director

Michael P. Reilly, CFA	16 Years (Since inception)	Group Managing Director and Chief Investment Officer – U.S. Equities

Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

The foregoing disclosure supersedes any statements to the contrary under the heading “Management of the Funds – Portfolio Managers” on pages 111 to 112 of the Prospectus.

Please retain this Supplement for future reference.

TCW FUNDS, INC.

TCW Core Fixed Income Fund

(Class I: TGCFX; Class N: TGFNX; Plan Class: TGCPX)

TCW Enhanced Commodity Strategy Fund

(Class I: TGGWX; Class N: TGABX)

TCW Global Bond Fund

(Class I: TGGBX; Class N: TGGFX)

TCW High Yield Bond Fund

(Class I: TGHYX; Class N: TGHNX)

TCW Short Term Bond Fund

(Class I: TGSMX)

TCW Total Return Bond Fund

(Class I: TGLMX; Class N: TGMNX; Plan Class: TGLSX)

TCW Conservative Allocation Fund

(Class I: TGPCX; Class N: TGPNX)

Supplement dated September 6, 2023 to the Statement of Additional Information

dated March 1, 2023, as supplemented (the “SAI”)

For current and prospective investors in each fund specified below (each, a “Fund”):

TCW Core Fixed Income Fund

Effective September 6, 2023, Jerry Cudzil and Ruben Hovhannisyan are added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure relating to the Fund under the heading “PORTFOLIO MANAGEMENT – Ownership of Securities and Other Managed Accounts” on page 61 of the SAI is deleted in its entirety and replaced with the following:

TCW Core Fixed Income Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Stephen M. Kane, CFA							X
Laird R. Landmann[1]					X
Bryan Whalen, CFA	X
Jerry Cudzil[2]	X
Ruben Hovhannisyan, CFA[2]	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Stephen M. Kane, CFA	28	$94,020	23	$14,033	187	$44,359	0	$0	3	$440	10	$5,009
Laird R. Landmann[1]	27	$94,229	48	$18,074	202	$52,064	0	$0	25	$3,795	9	$6,605
Bryan Whalen, CFA	26	$93,343	44	$16,701	221	$56,965	0	$0	18	$783	12	$7,529
Jerry Cudzil[2]	4	$869	12	$4,955	21	$7,681	0	$0	7	$3,009	0	$0
Ruben Hovhannisyan, CFA[2]	1	$32	0	$0	1	$48	0	$0	0	$0	0	$0

[1]	Effective December 31, 2023, Mr. Landmann will no longer serve as a portfolio manager of the Fund.
[2]	Information for Messrs. Cudzil and Hovhannisyan is provided as of July 31, 2023.

TCW Enhanced Commodity Strategy Fund

Effective September 6, 2023, Jamie L. Patton is added as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure relating to the Fund under the heading “PORTFOLIO MANAGEMENT – Ownership of Securities and Other Managed Accounts” on page 62 of the SAI is deleted in its entirety and replaced with the following:

TCW Enhanced Commodity Strategy Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Bret R. Barker	X
Ruben Hovhannisyan, CFA	X
Stephen M. Kane, CFA						X
Bryan Whalen, CFA					X
Jamie L. Patton[1]	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Bret R. Barker	1	$30	0	$0	6	$1,337	0	$0	0	$0	0	$0
Ruben Hovhannisyan, CFA	1	$30	0	$0	1	$40	0	$0	0	$0	0	$0
Stephen M. Kane, CFA	28	$94,020	23	$14,033	187	$44,359	0	$0	3	$440	10	$5,009
Bryan Whalen, CFA	26	$93,343	44	$16,701	221	$56,965	0	$0	18	$783	12	$7,529
Jamie L. Patton[1]	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

[1]	Information for Ms. Patton is provided as of July 31, 2023.

TCW Global Bond Fund

Effective September 6, 2023, Marcela Meirelles no longer serves as a portfolio manager for the Fund. Therefore, effective the same date, all references to Ms. Meirelles in the SAI are removed in their entirety.

TCW High Yield Bond Fund

Effective September 6, 2023, Brian Gelfand is added as a portfolio manager for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure relating to the Fund under the heading “PORTFOLIO MANAGEMENT – Ownership of Securities and Other Managed Accounts” on page 63 of the SAI is deleted in its entirety and replaced with the following:

TCW High Yield Bond Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Jerry Cudzil					X
Stephen M. Kane, CFA	X
Laird R. Landmann[1]					X
Steven J. Purdy				X
Brian Gelfand[2]	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jerry Cudzil	4	$932	11	$4,485	15	$3,724	0	$0	7	$3,013	0	$0
Stephen M. Kane, CFA	28	$94,020	23	$14,033	187	$44,359	0	$0	3	$440	10	$5,009
Laird R. Landmann[1]	27	$94,229	48	$18,074	202	$52,064	0	$0	25	$3,795	9	$6,605
Steven J. Purdy	4	$932	11	$4,485	15	$3,724	0	$0	7	$3,013	0	$0
Brian Gelfand[2]	2	$517	0	$0	0	$0	0	$0	0	$0	0	$0

[1]	Effective December 31, 2023, Mr. Landmann will no longer serve as a portfolio manager of the Fund.
[2]	Information for Mr. Gelfand is provided as of July 31, 2023.

TCW Short Term Bond Fund

Effective September 6, 2023, Jerry Cudzil and Ruben Hovhannisyan will be added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure relating to the Fund under the heading “PORTFOLIO MANAGEMENT – Ownership of Securities and Other Managed Accounts” on page 63 of the SAI is deleted in its entirety and replaced with the following:

TCW Short Term Bond Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Stephen M. Kane, CFA	X
Laird R. Landmann[1]					X
Bryan Whalen, CFA	X
Jerry Cudzil[2]	X
Ruben Hovhannisyan, CFA[2]	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Stephen M. Kane, CFA	28	$94,020	23	$14,033	187	$44,359	0	$0	3	$440	10	$5,009
Laird R. Landmann[1]	27	$94,229	48	$18,074	202	$52,064	0	$0	25	$3,795	9	$6,605
Bryan Whalen, CFA	26	$93,343	44	$16,701	221	$56,965	0	$0	18	$783	12	$7,529
Jerry Cudzil[2]	4	$859	12	$4,955	21	$7,681	0	$0	7	$3,009	0	$0
Ruben Hovhannisyan, CFA[2]	1	$32	0	$0	1	$48	0	$0	0	$0	0	$0

[1]	Effective December 31, 2023, Mr. Landmann will no longer serve as a portfolio manager of the Fund.
[2]	Information for Messrs. Cudzil and Hovhannisyan is provided as of July 31, 2023.

TCW Total Return Bond Fund

Effective October 2, 2023, Peter Van Gelderen will be added as a portfolio manager for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure relating to the Fund under the heading “PORTFOLIO MANAGEMENT – Ownership of Securities and Other Managed Accounts” on page 64 of the SAI is deleted in its entirety and replaced with the following:

TCW Total Return Bond Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Elizabeth Crawford					X
Mitch Flack					X
Laird R. Landmann[1]	X
Bryan Whalen, CFA					X
Peter Van Gelderen[2]	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Elizabeth Crawford	1	$10	20	$1,700	23	$9,295	0	$0	15	$343	2	$2,520
Mitch Flack	2	$127	20	$1,700	23	$9,295	0	$0	15	$343	2	$2,520
Laird R. Landmann[1]	27	$94,229	48	$18,074	202	$52,064	0	$0	25	$3,795	9	$6,605
Bryan Whalen, CFA	26	$93,343	44	$16,701	221	$56,965	0	$0	18	$783	12	$7,529
Peter Van Gelderen[2]	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

[1]	Effective December 31, 2023, Mr. Landmann will no longer serve as a portfolio manager of the Fund.
[2]	Mr. Van Gelderen will serve as a portfolio manager of the Fund effective October 2, 2023. Information for Mr. Van Gelderen is provided as of August 31, 2023.

TCW Conservative Allocation Fund

Effective September 6, 2023, Ruben Hovhannisyan is added as a portfolio manager for the Fund, and Stephen Kane will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure relating to the Fund under the heading “PORTFOLIO MANAGEMENT – Ownership of Securities and Other Managed Accounts” on page 66 of the SAI is deleted in its entirety and replaced with the following:

TCW Conservative Allocation Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Adam T. Coppersmith, CFA	X
Michael P. Reilly, CFA			X
Ruben Hovhannisyan, CFA[1]	X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Adam T. Coppersmith, CFA	2	$140	0	$0	2	$58	0	$0	0	$0	0	$0
Michael P. Reilly, CFA	1	$124	0	$0	3	$126	0	$0	0	$0	1	$68
Ruben Hovhannisyan, CFA[1]	1	$32	0	$0	1	$48	0	$0	0	$0	0	$0

[1]	Information for Mr. Hovhannisyan is provided as of July 31, 2023.

In addition, effective December 31, 2023, all references to Laird Landmann in the SAI are removed in their entirety.

Please retain this Supplement for future reference.